Financial Instruments - Fair values and financial risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments-Fair values and financial risk management
Carrying amount			$ (13,943)
Total contractual cash flows			12,851
3-36 months
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, non-derivative financial instruments			(12,851)
Total non-derivatives
Financial Instruments-Fair values and financial risk management
Carrying amount	$ (18,594)	$ (33,579)	(18,846)
Total contractual cash flows		34,088	17,988
Total contractual cash flows, derivative financial instruments	22,930
Total non-derivatives | 2 months or less
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, non-derivative financial instruments		(5,631)	(1,550)
Total contractual cash flows, derivative financial instruments	(9,418)
Total non-derivatives | 3-36 months
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, non-derivative financial instruments		(28,457)	(16,438)
Total contractual cash flows, derivative financial instruments	(3,822)
Total non-derivatives | Beyond 36 months
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, derivative financial instruments	(12,457)
Loan from shareholder
Financial Instruments-Fair values and financial risk management
Carrying amount		(5,531)	(1,689)
Total contractual cash flows		5,704	1,838
Loan from shareholder | 3-36 months
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, non-derivative financial instruments		(5,704)	(1,838)
Deferred consideration
Financial Instruments-Fair values and financial risk management
Carrying amount	(976)	(955)	(1,578)
Total contractual cash flows	1,026	995	1,653
Deferred consideration | 3-36 months
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, non-derivative financial instruments	(1,026)	(995)	(1,653)
Trade Payables
Financial Instruments-Fair values and financial risk management
Carrying amount	(9,411)	(5,624)	(1,543)
Total contractual cash flows	9,411	5,624	1,543
Trade Payables | 2 months or less
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, non-derivative financial instruments	(9,411)	(5,624)	(1,543)
Lease liabilities
Financial Instruments-Fair values and financial risk management
Carrying amount	(2,767)	(54)	(93)
Total contractual cash flows		57	103
Lease liabilities | 2 months or less
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, non-derivative financial instruments		(7)	(7)
Lease liabilities | 3-36 months
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, non-derivative financial instruments	$ (2,767)	(50)	(96)
Derivative financial instruments
Financial Instruments-Fair values and financial risk management
Carrying amount		(192)	(32)
Total contractual cash flows, derivative financial instruments		192	32
Derivative financial instruments | 3-36 months
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, derivative financial instruments		$ (192)	$ (32)